Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GOVERNMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000769220
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2014
Prospectus Date	rr_ProspectusDate	Nov. 29, 2013
Delaware Emerging Markets Debt Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Emerging Markets Debt Fund
Supplement [TextBlock]	dggf_SupplementTextblock

DELAWARE GROUP® GOVERNMENT FUND

Delaware Emerging Markets Debt Fund (the “Fund”)

Supplement to the Fund’s Class A, Class C, Class R, and Institutional Class

Statutory Prospectus dated November 29, 2013

The following supersedes the information in the supplement dated February 24, 2014.

Effective March 31, 2014, the following paragraphs replace the section under the heading “What are the Fund’s principal investment strategies?” in the Fund’s Statutory Prospectus.

Under normal circumstances, the Fund will invest at least 80% of its net assets (80% policy) in a wide variety of performing interest bearing debt instruments issued by borrowers in emerging markets. These debt instruments will be composed primarily of bonds, sovereign and corporate loans, notes, bilateral debt between governments, Paris Club debt, convertible bonds, global depository receipts, promissory notes, bills of exchange, overdrafts, and drafts drawn under letters of credit, which may be syndicated, direct, or restructured debt. These debt instruments will be denominated primarily in the currencies of members of the Organization for Economic Cooperation and Development (OECD) and in other emerging markets’ currencies and may include a significant percentage of high yield (junk) bonds. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, the countries’ governments, or in the judgment of the Fund’s portfolio manager, and countries in the JPMorgan Corporate Emerging Markets Bond Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Changes in the rate of growth of an emerging market country’s economy are frequently due to changes in tax revenues, government expenditures, demands for goods and services, corporate sales, manufacturing costs, and the underlying rate of inflation. Any and all of these factors may have a direct or indirect impact on the creditworthiness of sovereign, quasi-sovereign, and corporate debt issuers in the affected country, which may result in changes in the market valuations for emerging market debt held by the Fund. While there is no percentage limit on the amount of the Fund’s assets that may be invested in high yield (junk) bonds, the portfolio manager generally expects that 50% of the Fund’s assets will be invested in high yield bonds.

The Fund may also use a wide variety of derivative instruments, including credit linked notes, credit default swaps, futures, and options. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the Fund without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will only use derivative instruments in a manner which is consistent with its investment policies and objectives as described elsewhere in this Prospectus. The Fund’s investment manager, Delaware Management Company (Manager), may also establish short positions in an attempt to isolate, manage, or reduce the risk of individual positions, or positions in the aggregate, or to take advantage of an anticipated deterioration in the creditworthiness of an issuer. The Fund generally does not intend to invest directly in equities, although it may purchase convertible bonds and debt instruments with warrants on equities. The Fund may employ leverage, such as reverse repurchase transactions, to attempt to take advantage of or increase the total return of attractive investment opportunities.

The following replaces the sixth and seventh paragraphs under the heading “How we manage the Fund—Our Investment Strategies” in the Fund’s Statutory Prospectus.

The Fund will not generally purchase investments that would result in the Fund being in violation of the following diversification guidelines: (i) maximum allocation to a single region: 50% of the Fund’s net assets; (ii) maximum allocation to a single sovereign obligor: 25% of the Fund’s net assets; (iii) maximum allocation to a single quasi-sovereign obligor: 12.5% of the Fund’s net assets; (iv) maximum aggregate sovereign and nonsovereign allocation within a single country (excluding the U.S.): 25% of the Fund’s net assets; (v) maximum allocation to a single industry: less than 25% of the Fund’s net assets; (vi) maximum allocation to a single corporate or private obligor: 10% of the Fund’s net assets; (vii) maximum allocation to a single emerging markets currency: 15% of the Fund’s net assets; and (viii) maximum aggregate allocation to emerging markets currencies: 30% of the Fund’s net assets. For purposes of guideline (v), the securities issued or guaranteed as to principal and interest by any single foreign government alone, and not combined with the securities of the government of any other country, are considered securities of issuers in the same industry.

The Fund generally will not purchase investments that would result in the Fund being in violation of the following diversification guidelines: (i) the Fund may not invest in real property; (ii) the Fund may not invest directly in physical commodities; (iii) an individual short position, defined as the market value of the shorted financial instrument, or the notional value plus any gain or minus any loss of derivative positions, should not exceed 25% of the Fund’s net assets and the total value of short positions should not exceed 50% of the Fund’s net assets; (iv) the total initial margin required for futures positions in financial instruments, index instruments and currencies should not exceed 20% of the Fund’s net assets; and (v) the exposure, excluding delivery-versus-payment settlements of less than seven Business Days, of the Fund to a single counterparty (defined as a counterparty who is not an exchange, clearing house, clearing broker in respect of exchange-traded derivative contracts, or the custodian) with which a transaction has been executed with respect to the Fund should not exceed 25% of the Fund’s net assets.

Supplement Closing [TextBlock]	dggf_SupplementClosingTextBlock

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated March 3, 2014.